Revenue From Contract With Customers - Summary of Changes in Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Air traffic liability [member]
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	$ 470,695	$ 497,374
Sales	1,801,347	887,004
Revenue recognition	(1,326,627)	(700,406)
Tax recognition	(218,624)	(113,473)
Reimbursements	(129,296)	(82,910)
Interline tickets	(26,436)	(15,056)
Other	(13,728)	(1,838)
Balance at end of year	557,331	470,695
Frequent flyer liability [member]
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	91,213	80,326
Deferred of revenue	28,202	19,431
Revenue recognition	(24,301)	(8,544)
Balance at end of year	95,114	91,213
Current	34,719	16,041
Non-current	$ 60,395	$ 75,172